Revenues and other income - Summary of revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees			€ 232,441	€ 180,711
Milestone payments			19,369	6,996
Reimbursement income				6,628
Other revenues			43	69
Commercial revenues			1,810
Total revenue	€ 139,772	€ 99,587	253,664	194,404
Point in time
Revenue and Other Income [Line Items]
Sale of goods			456
Royalties			1,350
Other commercial revenues			4
Other revenues | Point in time
Revenue and Other Income [Line Items]
Other revenues			43	69
Collaboration with Gilead for filgotinib | Gilead
Revenue and Other Income [Line Items]
Revenue recognition of upfront consideration and milestone payments			136,100	75,000
Collaboration with Gilead for filgotinib | Gilead | Over time
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees			116,744	67,992
Milestone payments			19,369	6,996
Collaboration agreement for drug discovery platform | Gilead | Over time
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees			€ 115,697	112,719
Collaboration agreement for CF | AbbVie | Over time
Revenue and Other Income [Line Items]
Reimbursement income				(31)
Collaboration agreement for MOR106 | Novartis | Over time
Revenue and Other Income [Line Items]
Reimbursement income				€ 6,659